Financial Instruments - Schedule of Contractual Undiscounted Cash Obligations (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Acceptances	₨ 82,892		₨ 94,823
Trade and other payables	233,003		170,950
Borrowings	797,041		675,700
Derivative financial liabilities	5,499		2,610
Financial liabilities	1,118,435	$ 16,171	944,083
Not later than one year [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Acceptances	82,892		94,823
Trade and other payables	219,863		168,200
Borrowings	355,903		346,243
Derivative financial liabilities	4,510		1,432
Financial liabilities	663,168	9,589	610,698
Later than one year and not later than three years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Trade and other payables	11,187		1,372
Borrowings	255,914		180,896
Derivative financial liabilities	989		1,178
Financial liabilities	268,090	3,876	183,446
Later than three years and not later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Trade and other payables	1,953		1,378
Borrowings	73,739		74,166
Financial liabilities	75,692	1,094	75,544
Later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Borrowings	111,485		74,395
Financial liabilities	₨ 111,485	$ 1,612	₨ 74,395